Exhibit 99
MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:
1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on October 17, 2011 and covers activity from August 26, 2011 through September 23, 2011.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of October.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer
By:	/s/ Beth Schaefer
	Name:	Beth Schaefer
	Title:	Vice President ABS Operations

A. Trust Activity	Trust Totals
Record Date	September 30, 2011
Number of days in Monthly Period	29
Beginning Number of Accounts	25,239,171
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	31,625,147,349.14
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	31,625,147,349.14
Finance Charge Collections (excluding Recoveries)	514,218,950.04
Collections of Discount Option Receivables	945,376.31
Recoveries	26,622,360.08
Total Collections of Finance Charge Receivables	541,786,686.43
Total Collections of Principal Receivables	9,548,188,639.85
Monthly Payment Rate	31.2329%
Defaulted Amount	90,266,937.17
Annualized Default Rate	3.6595%
Annualized Default Rate, Net of Recoveries	2.5802%
Trust Portfolio Yield	17.9696%
New Principal Receivables	9,058,809,737.09
Ending Number of Accounts	24,678,306
Ending Principal Receivables Balance	31,045,501,509.21
Ending Required Minimum Principal Balance	17,047,460,420.00
Ending Transferor Amount	15,113,295,509.21
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	31,045,501,509.21

B. Series Allocations

			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
	Invested	Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount
Group 2
2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.51%	13,602,301.81	668,391.06	239,720,441.47	2,266,275.92
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.77%	20,403,452.72	1,002,586.59	359,580,662.21	3,399,413.89
2005-4	500,000,000	500,000,000.00	0.00	35,000,000.00	3.14%	17,002,877.27	835,488.82	299,650,551.84	2,832,844.90
2005-7	700,000,000	700,000,000.00	0.00	49,000,000.00	4.39%	23,804,028.17	1,169,684.35	419,510,772.58	3,965,982.87
2007-1	500,000,000	500,000,000.00	0.00	35,000,000.00	3.14%	17,002,877.27	835,488.82	299,650,551.84	2,832,844.90
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	3.14%	17,002,877.27	835,488.82	299,650,551.84	2,832,844.90
2007-5	500,000,000	500,000,000.00	0.00	35,000,000.00	3.14%	17,002,877.27	835,488.82	299,650,551.84	2,832,844.90
2007-7	900,000,000	900,000,000.00	0.00	63,000,000.00	5.65%	30,605,179.08	1,503,879.88	539,370,993.31	5,099,120.83
2007-8	1,200,000,000	1,200,000,000.00	0.00	84,000,000.00	7.53%	40,806,905.44	2,005,173.18	719,161,324.42	6,798,827.77
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	8.56%	46,371,539.10	2,278,608.62	817,229,758.42	7,725,949.92
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.82%	20,674,002.50	1,015,880.89	364,348,701.79	3,444,490.11
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	5.71%	30,914,325.40	1,519,070.74	544,819,239.65	5,150,627.61
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	9.63%	52,167,921.98	2,563,431.77	919,382,429.44	8,691,683.74
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	3.74%	20,287,561.11	996,891.90	357,538,244.05	3,380,105.21
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	3.92%	21,253,596.58	1,044,361.03	374,563,189.80	3,541,056.13
2009-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.61%	41,219,123.20	2,025,428.77	726,426,052.39	6,867,507.26
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	9.51%	51,523,989.01	2,531,790.14	908,034,063.75	8,584,398.24
2010-1	1,030,304,000	1,030,304,000.00	0.00	72,121,280.00	6.47%	35,036,264.92	1,721,614.95	617,462,324.33	5,837,382.87
2009-D-II	738,257,000	738,257,000.00	0.00	51,677,990.00	4.63%	25,104,986.33	1,233,610.94	442,438,234.90	4,182,735.16

Total	15,932,206,000.00	15,932,206,000.00	0.00	1,115,254,420.00	100.00%	541,786,686.43	26,622,360.09	9,548,188,639.87	90,266,937.13

Trust	15,932,206,000.00	15,932,206,000.00	0.00	1,115,254,420.00	100.00%	541,786,686.43	26,622,360.09	9,548,188,639.87	90,266,937.13

C. Group Allocations (1)

								Reallocated
		Investor						Investor	Investment
		Finance	Investor	Investor	Investor	Investor		Finance	Funding
		Charge	Monthly	Default	Monthly	Additional		Charge	Account	Available
	Invested Amount	Collections	Interest	Amount	Fees	Amounts	Total	Collections	Proceeds	Excess
Group 2
2004-2	400,000,000.00	6,852,606.00	163,200.00	1,141,710.88	666,666.67	0.00	1,971,577.55	6,560,404.73	0.00	4,588,827.18
2005-2	600,000,000.00	10,278,909.00	201,386.67	1,712,566.33	1,000,000.00	0.00	2,913,953.00	9,797,193.77	0.00	6,883,240.77
2005-4	500,000,000.00	8,565,757.51	152,888.89	1,427,138.60	833,333.33	0.00	2,413,360.82	8,149,394.80	0.00	5,736,033.98
2005-7	700,000,000.00	11,992,060.50	214,417.78	1,997,994.05	1,166,666.67	0.00	3,379,078.50	11,409,526.07	0.00	8,030,447.57
2007-1	500,000,000.00	8,565,757.51	120,088.90	1,427,138.60	833,333.33	0.00	2,380,560.83	8,116,594.81	0.00	5,736,033.98
2007-2	500,000,000.00	8,565,757.51	135,844.45	1,427,138.60	833,333.33	0.00	2,396,316.38	8,132,350.36	0.00	5,736,033.98
2007-5	500,000,000.00	8,565,757.51	127,288.89	1,427,138.60	833,333.33	0.00	2,387,760.82	8,123,794.80	0.00	5,736,033.98
2007-7	900,000,000.00	15,418,363.51	239,120.00	2,568,849.49	1,500,000.00	0.00	4,307,969.49	14,632,830.65	0.00	10,324,861.16
2007-8	1,200,000,000.00	20,557,818.01	657,066.67	3,425,132.65	2,000,000.00	0.00	6,082,199.32	19,848,680.86	0.00	13,766,481.54
2008-2	1,363,638,000.00	23,361,184.86	2,265,521.65	3,892,200.86	2,272,730.00	0.00	8,430,452.51	24,074,200.31	0.00	15,643,747.80
2008-4	607,956,000.00	10,415,207.34	1,144,178.15	1,735,274.95	1,013,260.00	0.00	3,892,713.10	10,867,225.64	0.00	6,974,512.54
2008-5	909,091,000.00	15,574,106.11	1,002,424.57	2,594,797.72	1,515,151.66	0.00	5,112,373.95	15,541,527.68	0.00	10,429,153.73
2008-6	1,534,091,000.00	26,281,302.99	2,376,136.75	4,378,720.97	2,556,818.33	0.00	9,311,676.05	26,910,872.25	0.00	17,599,196.20
2008-7	596,592,000.00	10,220,524.80	923,923.66	1,702,838.94	994,320.00	0.00	3,621,082.60	10,465,226.56	0.00	6,844,143.96
2008-9	625,000,000.00	10,707,196.88	1,150,694.44	1,783,923.25	1,041,666.67	0.00	3,976,284.36	11,146,326.83	0.00	7,170,042.47
2009-1	1,212,122,000.00	20,765,486.24	3,507,366.62	3,459,732.19	2,020,203.34	0.00	8,987,302.15	22,892,848.10	0.00	13,905,545.95
2009-2	1,515,155,000.00	25,956,900.62	2,424,280.37	4,324,672.38	2,525,258.33	0.00	9,274,211.08	26,656,172.20	0.00	17,381,961.12
2010-1	1,030,304,000.00	17,650,668.44	492,530.89	2,940,773.22	1,717,173.34	0.00	5,150,477.45	16,970,194.95	0.00	11,819,717.50

Total	15,193,949,000.00	260,295,365.34	17,298,359.35	43,367,742.28	25,323,248.33	0.00	85,989,349.96	260,295,365.37	0.00	174,306,015.41

Trust Total	15,193,949,000.00	260,295,365.34	17,298,359.35	43,367,742.28	25,323,248.33	0.00	85,989,349.96	260,295,365.37	0.00	174,306,015.41

(1)	Neither Series 2009-D-I nor Series 2009-D-II shares in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-I and Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 2	260,295,365.34	85,989,349.96	174,306,015.38
D. Trust Performance

Delinquencies:

31-60 Days Delinquent:	163,313,522
61-90 Days Delinquent:	110,238,233
90+ Days Delinquent:	235,873,821
Total 30+ Days Delinquent:	509,425,577

Series 2004-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	793,992,931.03	400,000,000.00	393,992,931.03
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	13,602,301.81	6,852,606.00	6,749,695.81
Collections of Principal Receivables	239,720,441.47	120,767,040.66	118,953,400.81
Defaulted Amount	2,266,275.92	1,141,710.88	1,124,565.04

Ending Invested Amount / Transferor Amount	779,440,122.96	400,000,000.00	379,440,122.96

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	0.39900%	0.59900%	0.89900%
Monthly Interest Due	118,458.67	15,973.33	28,768.00	163,200.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	118,458.67	15,973.33	28,768.00	163,200.00
Investor Default Amount	953,328.58	85,628.32	102,753.98	1,141,710.88
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,628,453.92	151,601.65	191,521.98	1,971,577.55

Reallocated Investor Finance Charge Collections				6,560,404.73
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0502%
Base Rate				2.3664%
Excess Spread Percentage				13.7665%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	118,458.67	15,973.33	28,768.00	163,200.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	118,458.67	15,973.33	28,768.00	163,200.00
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.35
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.35
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.53
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.53
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$4,617,595.18
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$28,768.00
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,588,827.18

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$5,477,937.95
a. Class A Monthly Interest:	$118,458.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$953,328.58
e. Excess Spread:	$4,406,150.70
2. Class B Available Funds:	$492,030.35
a. Class B Monthly Interest:	$15,973.33
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$476,057.02
3. Collateral Available Funds:	$590,436.43
a. Excess Spread:	$590,436.43
4. Total Excess Spread:	$5,472,644.15

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2004-2 Allocable Principal Collections:	$239,720,441.47
3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$120,767,040.66
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$120,767,040.66
6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,141,710.88
8. Available Principal Collections (total of items 5., 6. & 7.):	$121,908,751.54

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$36,000,000.00
2. Required Collateral Invested Amount:	$36,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$121,908,751.54

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2. 1. Excess Spread:	$5,472,644.15
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$85,628.32
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$28,768.00
9. Applied to unpaid Monthly Servicing Fee:	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$102,753.98
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,588,827.18

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2.
1. Excess Spread:	$5,472,644.15
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$85,628.32
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$28,768.00
10. Applied to unpaid Monthly Servicing Fee:	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$102,753.98
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,588,827.18

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3664%
b. Prior Monthly Period:	2.4057%
c. Second Prior Monthly Period:	2.3847%
2. Three Month Average Base Rate:	2.3856%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.0502%
b. Prior Monthly Period:	15.9102%
c. Second Prior Monthly Period:	15.4785%
4. Three Month Average Series Adjusted Portfolio Yield:	16.1463%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,190,989,396.54	600,000,000.00	590,989,396.54
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	20,403,452.72	10,278,909.00	10,124,543.72
Collections of Principal Receivables	359,580,662.21	181,150,561.00	178,430,101.21
Defaulted Amount	3,399,413.89	1,712,566.33	1,686,847.56

Ending Invested Amount / Transferor Amount	1,169,160,184.44	600,000,000.00	569,160,184.44

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	0.32900%	0.50900%	0.71900%
Monthly Interest Due	146,514.67	20,360.00	34,512.00	201,386.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	146,514.67	20,360.00	34,512.00	201,386.67
Investor Default Amount	1,429,992.89	128,442.47	154,130.97	1,712,566.33
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,411,507.56	223,802.47	278,642.97	2,913,953.00

Reallocated Investor Finance Charge Collections				9,797,193.77
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.9591%
Base Rate				2.2839%
Excess Spread Percentage				13.7665%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	146,514.67	20,360.00	34,512.00	201,386.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	146,514.67	20,360.00	34,512.00	201,386.67
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.29
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.29
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.45
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.45
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,917,752.77
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$34,512.00
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,883,240.77

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,180,656.80
a. Class A Monthly Interest:	$146,514.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,429,992.89
e. Excess Spread:	$6,604,149.24
2. Class B Available Funds:	$734,789.53
a. Class B Monthly Interest:	$20,360.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$714,429.53
3. Collateral Available Funds:	$881,747.44
a. Excess Spread:	$881,747.44
4. Total Excess Spread:	$8,200,326.21

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2005-2 Allocable Principal Collections:	$359,580,662.21
3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$181,150,561.00
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$181,150,561.00
6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,712,566.33
8. Available Principal Collections (total of items 5., 6. & 7.):	$182,863,127.33

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$182,863,127.33

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2.
1. Excess Spread:	$8,200,326.21
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$128,442.47
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$34,512.00
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$154,130.97
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,883,240.77

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2.
1. Excess Spread:	$8,200,326.21
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$128,442.47
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$34,512.00
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$154,130.97
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,883,240.77

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2839%
b. Prior Monthly Period:	2.3231%
c. Second Prior Monthly Period:	2.3021%
2. Three Month Average Base Rate:	2.3030%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.9591%
b. Prior Monthly Period:	15.8277%
c. Second Prior Monthly Period:	15.3959%
4. Three Month Average Series Adjusted Portfolio Yield:	16.0609%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-4 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	992,491,163.78	500,000,000.00	492,491,163.78
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	17,002,877.27	8,565,757.51	8,437,119.76
Collections of Principal Receivables	299,650,551.84	150,958,800.83	148,691,751.01
Defaulted Amount	2,832,844.90	1,427,138.60	1,405,706.30

Ending Invested Amount / Transferor Amount	974,300,153.70	500,000,000.00	474,300,153.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	0.29900%	0.47900%	0.64900%
Monthly Interest Due	110,962.22	15,966.67	25,960.00	152,888.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	110,962.22	15,966.67	25,960.00	152,888.89
Investor Default Amount	1,191,660.73	107,035.40	128,442.47	1,427,138.60
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,998,456.28	185,502.07	229,402.47	2,413,360.82

Reallocated Investor Finance Charge Collections				8,149,394.80
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.9215%
Base Rate				2.2498%
Excess Spread Percentage				13.7665%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	110,962.22	15,966.67	25,960.00	152,888.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	110,962.22	15,966.67	25,960.00	152,888.89
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.27
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.27
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.43
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.43
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,761,993.98
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$25,960.00
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,736,033.98

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$6,804,744.66
a. Class A Monthly Interest:	$110,962.22
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,191,660.73
e. Excess Spread:	$5,502,121.71
2. Class B Available Funds:	$611,204.61
a. Class B Monthly Interest:	$15,966.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$595,237.94
3. Collateral Available Funds:	$733,445.53
a. Excess Spread:	$733,445.53
4. Total Excess Spread:	$6,830,805.18

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2005-4 Allocable Principal Collections:	$299,650,551.84
3. Principal Allocation Percentage of Series 2005-4 Allocable Principal Collections:	$150,958,800.83
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$150,958,800.83
6. Shared Principal Collections from other Series allocated to Series 2005-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,427,138.60
8. Available Principal Collections (total of items 5., 6. & 7.):	$152,385,939.43

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$45,000,000.00
2. Required Collateral Invested Amount:	$45,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$152,385,939.43

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.
1. Excess Spread:	$6,830,805.18
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$107,035.40
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$25,960.00
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$128,442.47
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,736,033.98

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-4.
1. Excess Spread:	$6,830,805.18
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$107,035.40
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$25,960.00
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$128,442.47
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,736,033.98

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2498%
b. Prior Monthly Period:	2.2891%
c. Second Prior Monthly Period:	2.2681%
2. Three Month Average Base Rate:	2.2690%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.9215%
b. Prior Monthly Period:	15.7936%
c. Second Prior Monthly Period:	15.3619%
4. Three Month Average Series Adjusted Portfolio Yield:	16.0257%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,389,487,629.30	700,000,000.00	689,487,629.30
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	23,804,028.17	11,992,060.50	11,811,967.67
Collections of Principal Receivables	419,510,772.58	211,342,321.16	208,168,451.42
Defaulted Amount	3,965,982.87	1,997,994.05	1,967,988.82

Ending Invested Amount / Transferor Amount	1,364,020,215.18	700,000,000.00	664,020,215.18

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	0.29900%	0.49900%	0.63900%
Monthly Interest Due	155,347.11	23,286.67	35,784.00	214,417.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	155,347.11	23,286.67	35,784.00	214,417.78
Investor Default Amount	1,668,325.04	149,849.55	179,819.46	1,997,994.05
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,797,838.82	260,636.22	320,603.46	3,379,078.50

Reallocated Investor Finance Charge Collections				11,409,526.07
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.9222%
Base Rate				2.2504%
Excess Spread Percentage				13.7665%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	155,347.11	23,286.67	35,784.00	214,417.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	155,347.11	23,286.67	35,784.00	214,417.78
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.27
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.27
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.44
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.44
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$8,066,231.58
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$35,784.00
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,030,447.58

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,526,954.27
a. Class A Monthly Interest:	$155,347.11
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,668,325.04
e. Excess Spread:	$7,703,282.12
2. Class B Available Funds:	$855,714.46
a. Class B Monthly Interest:	$23,286.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$832,427.79
3. Collateral Available Funds:	$1,026,857.35
a. Excess Spread:	$1,026,857.35
4. Total Excess Spread:	$9,562,567.26

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2005-7 Allocable Principal Collections:	$419,510,772.58
3. Principal Allocation Percentage of Series 2005-7 Allocable Principal Collections:	$211,342,321.16
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$211,342,321.16
6. Shared Principal Collections from other Series allocated to Series 2005-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,997,994.05
8. Available Principal Collections (total of items 5., 6. & 7.):	$213,340,315.21

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$213,340,315.21

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7.
1. Excess Spread:	$9,562,567.26
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$149,849.55
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$35,784.00
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$179,819.46
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,030,447.58

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-7.
1. Excess Spread:	$9,562,567.26
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$149,849.55
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$35,784.00
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$179,819.46
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,030,447.58

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2504%
b. Prior Monthly Period:	2.2897%
c. Second Prior Monthly Period:	2.2687%
2. Three Month Average Base Rate:	2.2696%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.9222%
b. Prior Monthly Period:	15.7942%
c. Second Prior Monthly Period:	15.3625%
4. Three Month Average Series Adjusted Portfolio Yield:	16.0263%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	992,491,163.78	500,000,000.00	492,491,163.78
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	17,002,877.27	8,565,757.51	8,437,119.76
Collections of Principal Receivables	299,650,551.84	150,958,800.83	148,691,751.01
Defaulted Amount	2,832,844.90	1,427,138.60	1,405,706.30

Ending Invested Amount / Transferor Amount	974,300,153.70	500,000,000.00	474,300,153.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	0.24900%	0.33900%	0.49900%
Monthly Interest Due	97,386.67	8,286.67	14,415.56	120,088.90
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	97,386.67	8,286.67	14,415.56	120,088.90
Investor Default Amount	1,255,881.97	78,492.62	92,764.01	1,427,138.60
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,086,601.97	132,612.62	161,346.24	2,380,560.83

Reallocated Investor Finance Charge Collections	8,116,594.81
Interest and Principal Funding Investment Proceeds	0.00
Interest on Reserve Account	0.00
Series Adjusted Portfolio Yield	16.8390%
Base Rate	2.1750%
Excess Spread Percentage	13.7665%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	97,386.67	8,286.67	14,415.56	120,088.90
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	97,386.67	8,286.67	14,415.56	120,088.90
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.22
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.22
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.30
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.30
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,750,449.53
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$14,415.56
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,736,033.97

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,142,603.43
a. Class A Monthly Interest:	$97,386.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,255,881.97
e. Excess Spread:	$5,789,334.79
2. Class B Available Funds:	$446,412.71
a. Class B Monthly Interest:	$8,286.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$438,126.04
3. Collateral Available Funds:	$527,578.66
a. Excess Spread:	$527,578.66
4. Total Excess Spread:	$6,755,039.49

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2007-1 Allocable Principal Collections:	$299,650,551.84
3. Principal Allocation Percentage of Series 2007-1 Allocable Principal Collections:	$150,958,800.83
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$150,958,800.83
6. Shared Principal Collections from other Series allocated to Series 2007-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,427,138.60
8. Available Principal Collections (total of items 5., 6. & 7.):	$152,385,939.43

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$152,385,939.43

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-1.
1. Excess Spread:	$6,755,039.49
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$78,492.62
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$14,415.56
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$92,764.01
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,736,033.97

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-1.
1. Excess Spread:	$6,755,039.49
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$78,492.62
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$14,415.56
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$92,764.01
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,736,033.97

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.1750%
b. Prior Monthly Period:	2.2142%
c. Second Prior Monthly Period:	2.1932%
2. Three Month Average Base Rate:	2.1942%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8390%
b. Prior Monthly Period:	15.7188%
c. Second Prior Monthly Period:	15.2871%
4. Three Month Average Series Adjusted Portfolio Yield:	15.9483%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	992,491,163.78	500,000,000.00	492,491,163.78
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	17,002,877.27	8,565,757.51	8,437,119.76
Collections of Principal Receivables	299,650,551.84	150,958,800.83	148,691,751.01
Defaulted Amount	2,832,844.90	1,427,138.60	1,405,706.30

Ending Invested Amount / Transferor Amount	974,300,153.70	500,000,000.00	474,300,153.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	0.27900%	0.40900%	0.57900%
Monthly Interest Due	109,120.00	9,997.78	16,726.67	135,844.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	109,120.00	9,997.78	16,726.67	135,844.45
Investor Default Amount	1,255,881.97	78,492.62	92,764.01	1,427,138.60
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,098,335.30	134,323.73	163,657.35	2,396,316.38

Reallocated Investor Finance Charge Collections	8,132,350.36
Interest and Principal Funding Investment Proceeds	0.00
Interest on Reserve Account	0.00
Series Adjusted Portfolio Yield	16.8786%
Base Rate	2.2109%
Excess Spread Percentage	13.7665%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	109,120.00	9,997.78	16,726.67	135,844.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	109,120.00	9,997.78	16,726.67	135,844.45
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.25
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.36
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.36
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,752,760.65
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$16,726.67
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,736,033.98

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,156,468.32
a. Class A Monthly Interest:	$109,120.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,255,881.97
e. Excess Spread:	$5,791,466.35
2. Class B Available Funds:	$447,279.27
a. Class B Monthly Interest:	$9,997.78
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$437,281.49
3. Collateral Available Funds:	$528,602.77
a. Excess Spread:	$528,602.77
4. Total Excess Spread:	$6,757,350.61

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2007-2 Allocable Principal Collections:	$299,650,551.84
3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$150,958,800.83
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$150,958,800.83
6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,427,138.60
8. Available Principal Collections (total of items 5., 6. & 7.):	$152,385,939.43

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$152,385,939.43

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.
1. Excess Spread:	$6,757,350.61
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$78,492.62
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$16,726.67
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$92,764.01
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,736,033.98

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2.
1. Excess Spread:	$6,757,350.61
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$78,492.62
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$16,726.67
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$92,764.01
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,736,033.98

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2109%
b. Prior Monthly Period:	2.2502%
c. Second Prior Monthly Period:	2.2292%
2. Three Month Average Base Rate:	2.2301%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8786%
b. Prior Monthly Period:	15.7548%
c. Second Prior Monthly Period:	15.3230%
4. Three Month Average Series Adjusted Portfolio Yield:	15.9855%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-5 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	992,491,163.78	500,000,000.00	492,491,163.78
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	17,002,877.27	8,565,757.51	8,437,119.76
Collections of Principal Receivables	299,650,551.84	150,958,800.83	148,691,751.01
Defaulted Amount	2,832,844.90	1,427,138.60	1,405,706.30

Ending Invested Amount / Transferor Amount	974,300,153.70	500,000,000.00	474,300,153.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	0.25900%	0.37900%	0.57900%
Monthly Interest Due	101,297.78	9,264.44	16,726.67	127,288.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	101,297.78	9,264.44	16,726.67	127,288.89
Investor Default Amount	1,255,881.97	78,492.62	92,764.01	1,427,138.60
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,090,513.08	133,590.39	163,657.35	2,387,760.82

Reallocated Investor Finance Charge Collections	8,123,794.80
Interest and Principal Funding Investment Proceeds	0.00
Interest on Reserve Account	0.00
Series Adjusted Portfolio Yield	16.8571%
Base Rate	2.1914%
Excess Spread Percentage	13.7665%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	101,297.78	9,264.44	16,726.67	127,288.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	101,297.78	9,264.44	16,726.67	127,288.89
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.23
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.34
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.34
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,752,760.64
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$16,726.67
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,736,033.97

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,148,939.42
a. Class A Monthly Interest:	$101,297.78
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,255,881.97
e. Excess Spread:	$5,791,759.67
2. Class B Available Funds:	$446,808.71
a. Class B Monthly Interest:	$9,264.44
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$437,544.27
3. Collateral Available Funds:	$528,046.66
a. Excess Spread:	$528,046.66
4. Total Excess Spread:	$6,757,350.60

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2007-5 Allocable Principal Collections:	$299,650,551.84
3. Principal Allocation Percentage of Series 2007-5 Allocable Principal Collections:	$150,958,800.83
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$150,958,800.83
6. Shared Principal Collections from other Series allocated to Series 2007-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,427,138.60
8. Available Principal Collections (total of items 5., 6. & 7.):	$152,385,939.43

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$152,385,939.43

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-5.
1. Excess Spread:	$6,757,350.60
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$78,492.62
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$16,726.67
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$92,764.01
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,736,033.97

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-5.
1. Excess Spread:	$6,757,350.60
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$78,492.62
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$16,726.67
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$92,764.01
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,736,033.97

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.1914%
b. Prior Monthly Period:	2.2307%
c. Second Prior Monthly Period:	2.2097%
2. Three Month Average Base Rate:	2.2106%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8571%
b. Prior Monthly Period:	15.7352%
c. Second Prior Monthly Period:	15.3035%
4. Three Month Average Series Adjusted Portfolio Yield:	15.9653%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,786,484,094.81	900,000,000.00	886,484,094.81
Beginning Adjusted Invested Amount	N/A	900,000,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	30,605,179.08	15,418,363.51	15,186,815.57
Collections of Principal Receivables	539,370,993.31	271,725,841.49	267,645,151.82
Defaulted Amount	5,099,120.83	2,568,849.49	2,530,271.34

Ending Invested Amount / Transferor Amount	1,753,740,276.66	900,000,000.00	853,740,276.66

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	0.26900%	0.39900%	0.61900%
Monthly Interest Due	189,376.00	17,556.00	32,188.00	239,120.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	189,376.00	17,556.00	32,188.00	239,120.00
Investor Default Amount	2,260,587.55	141,286.72	166,975.22	2,568,849.49
Investor Monthly Fees Due	1,320,000.00	82,500.00	97,500.00	1,500,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,769,963.55	241,342.72	296,663.22	4,307,969.49

Reallocated Investor Finance Charge Collections	14,632,830.65
Interest and Principal Funding Investment Proceeds	0.00
Interest on Reserve Account	0.00
Series Adjusted Portfolio Yield	16.8711%
Base Rate	2.2041%
Excess Spread Percentage	13.7665%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00
Distributions of Interest	189,376.00	17,556.00	32,188.00	239,120.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	189,376.00	17,556.00	32,188.00	239,120.00
Ending Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.24
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.24
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.35
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.35
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$10,357,049.16
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$32,188.00
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,324,861.16

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$12,876,890.97
a. Class A Monthly Interest:	$189,376.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,260,587.55
e. Excess Spread:	$10,426,927.42
2. Class B Available Funds:	$804,805.69
a. Class B Monthly Interest:	$17,556.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$787,249.69
3. Collateral Available Funds:	$951,133.99
a. Excess Spread:	$951,133.99
4. Total Excess Spread:	$12,165,311.10

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2007-7 Allocable Principal Collections:	$539,370,993.31
3. Principal Allocation Percentage of Series 2007-7 Allocable Principal Collections:	$271,725,841.49
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$271,725,841.49
6. Shared Principal Collections from other Series allocated to Series 2007-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,568,849.49
8. Available Principal Collections (total of items 5., 6. & 7.):	$274,294,690.98

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$58,500,000.00
2. Required Collateral Invested Amount:	$58,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$274,294,690.98

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-7.
1. Excess Spread:	$12,165,311.10
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$141,286.72
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$32,188.00
9. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$166,975.22
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,324,861.16

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-7.
1. Excess Spread:	$12,165,311.10
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$141,286.72
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$32,188.00
10. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$166,975.22
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,324,861.16

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2041%
b. Prior Monthly Period:	2.2433%
c. Second Prior Monthly Period:	2.2223%
2. Three Month Average Base Rate:	2.2233%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8711%
b. Prior Monthly Period:	15.7479%
c. Second Prior Monthly Period:	15.3162%
4. Three Month Average Series Adjusted Portfolio Yield:	15.9784%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-8 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,381,978,793.08	1,200,000,000.00	1,181,978,793.08
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	40,806,905.44	20,557,818.01	20,249,087.43
Collections of Principal Receivables	719,161,324.42	362,301,122.00	356,860,202.42
Defaulted Amount	6,798,827.77	3,425,132.65	3,373,695.12

Ending Invested Amount / Transferor Amount	2,338,320,368.88	1,200,000,000.00	1,138,320,368.88

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	0.52900%	0.92900%	1.52900%
Monthly Interest Due	496,554.67	54,501.33	106,010.67	657,066.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	496,554.67	54,501.33	106,010.67	657,066.67
Investor Default Amount	3,014,116.73	188,382.30	222,633.62	3,425,132.65
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,270,671.40	352,883.63	458,644.29	6,082,199.32

Reallocated Investor Finance Charge Collections				19,848,680.86
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2258%
Base Rate				2.5256%
Excess Spread Percentage				13.7665%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Distributions of Interest	496,554.67	54,501.33	106,010.67	657,066.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	496,554.67	54,501.33	106,010.67	657,066.67
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.47
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.47
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.83
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.83
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$13,872,492.22
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$106,010.67
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,766,481.55

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$17,466,839.16
a. Class A Monthly Interest:	$496,554.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,014,116.73
e. Excess Spread:	$13,956,167.76
2. Class B Available Funds:	$1,091,677.45
a. Class B Monthly Interest:	$54,501.33
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,037,176.12
3. Collateral Available Funds:	$1,290,164.26
a. Excess Spread:	$1,290,164.26
4. Total Excess Spread:	$16,283,508.14

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2007-8 Allocable Principal Collections:	$719,161,324.42
3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$362,301,122.00
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$362,301,122.00
6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,425,132.65
8. Available Principal Collections (total of items 5., 6. & 7.):	$365,726,254.65

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$78,000,000.00
2. Required Collateral Invested Amount:	$78,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$365,726,254.65

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.
1. Excess Spread:	$16,283,508.14
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$188,382.30
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$106,010.67
9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$222,633.62
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,766,481.55

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-8.
1. Excess Spread:	$16,283,508.14
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$188,382.30
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$106,010.67
10. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$222,633.62
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,766,481.55

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5256%
b. Prior Monthly Period:	2.5648%
c. Second Prior Monthly Period:	2.5438%
2. Three Month Average Base Rate:	2.5448%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.2258%
b. Prior Monthly Period:	16.0694%
c. Second Prior Monthly Period:	15.6377%
4. Three Month Average Series Adjusted Portfolio Yield:	16.3110%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,706,797,331.20	1,363,638,000.00	1,343,159,331.20
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	46,371,539.10	23,361,184.86	23,010,354.24
Collections of Principal Receivables	817,229,758.42	411,706,314.49	405,523,443.93
Defaulted Amount	7,725,949.92	3,892,200.86	3,833,749.06

Ending Invested Amount / Transferor Amount	2,657,185,425.99	1,363,638,000.00	1,293,547,425.99

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	1.48900%	3.97900%	5.22900%
Monthly Interest Due	1,588,266.67	265,270.20	411,984.78	2,265,521.65
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,588,266.67	265,270.20	411,984.78	2,265,521.65
Investor Default Amount	3,425,132.65	214,073.64	252,994.57	3,892,200.86
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,013,399.32	604,345.51	812,707.68	8,430,452.51

Reallocated Investor Finance Charge Collections				24,074,200.31
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.6277%
Base Rate				3.7961%
Excess Spread Percentage				13.7665%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,588,266.67	265,270.20	411,984.78	2,265,521.65
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,588,266.67	265,270.20	411,984.78	2,265,521.65
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.32
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.32
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.54
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.54
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$16,055,732.58
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$411,984.78
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,643,747.80

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$21,185,270.85
a. Class A Monthly Interest:	$1,588,266.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,425,132.65
e. Excess Spread:	$16,171,871.53
2. Class B Available Funds:	$1,324,097.08
a. Class B Monthly Interest:	$265,270.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,058,826.88
3. Collateral Available Funds:	$1,564,832.38
a. Excess Spread:	$1,564,832.38
4. Total Excess Spread:	$18,795,530.79

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2008-2 Allocable Principal Collections:	$817,229,758.42
3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections:	$411,706,314.49
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$411,706,314.49
6. Shared Principal Collections from other Series allocated to Series 2008-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,892,200.86
8. Available Principal Collections (total of items 5., 6. & 7.):	$415,598,515.35

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$88,637,000.00
2. Required Collateral Invested Amount:	$88,637,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$415,598,515.35

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2.
1. Excess Spread:	$18,795,530.79
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$214,073.64
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$411,984.78
9. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections:	$252,994.57
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,643,747.80

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2.
1. Excess Spread:	$18,795,530.79
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$214,073.64
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$411,984.78
10. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections:	$252,994.57
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,643,747.80

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.7961%
b. Prior Monthly Period:	3.8353%
c. Second Prior Monthly Period:	3.8143%
2. Three Month Average Base Rate:	3.8152%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.6277%
b. Prior Monthly Period:	17.3399%
c. Second Prior Monthly Period:	16.9081%
4. Three Month Average Series Adjusted Portfolio Yield:	17.6252%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,206,781,915.94	607,956,000.00	598,825,915.94
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	20,674,002.50	10,415,207.34	10,258,795.16
Collections of Principal Receivables	364,348,701.79	183,552,617.44	180,796,084.35
Defaulted Amount	3,444,490.11	1,735,274.95	1,709,215.16

Ending Invested Amount / Transferor Amount	1,184,663,248.49	607,956,000.00	576,707,248.49

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 - October 16, 2011	1.62900%	4.47900%	6.72900%
Monthly Interest Due	774,680.00	133,127.82	236,370.33	1,144,178.15
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	774,680.00	133,127.82	236,370.33	1,144,178.15
Investor Default Amount	1,527,038.30	95,441.32	112,795.33	1,735,274.95
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,193,384.97	284,299.14	415,028.99	3,892,713.10

Reallocated Investor Finance Charge Collections				10,867,225.64
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.9054%
Base Rate				4.0477%
Excess Spread Percentage				13.7665%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	774,680.00	133,127.82	236,370.33	1,144,178.15
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	774,680.00	133,127.82	236,370.33	1,144,178.15
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.45
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.45
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.98
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.98
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,210,882.87
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$236,370.33
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,974,512.54

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,563,135.68
a. Class A Monthly Interest:	$774,680.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,527,038.30
e. Excess Spread:	$7,261,417.38
2. Class B Available Funds:	$597,704.92
a. Class B Monthly Interest:	$133,127.82
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$464,577.10
3. Collateral Available Funds:	$706,385.04
a. Excess Spread:	$706,385.04
4. Total Excess Spread:	$8,432,379.52

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2008-4 Allocable Principal Collections:	$364,348,701.79
3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections:	$183,552,617.44
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$183,552,617.44
6. Shared Principal Collections from other Series allocated to Series 2008-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,735,274.95
8. Available Principal Collections (total of items 5., 6. & 7.):	$185,287,892.39

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$39,518,000.00
2. Required Collateral Invested Amount:	$39,518,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$185,287,892.39

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4.
1. Excess Spread:	$8,432,379.52
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$95,441.32
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$236,370.33
9. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections:	$112,795.33
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,974,512.54

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4.
1. Excess Spread:	$8,432,379.52
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$95,441.32
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$236,370.33
10. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections:	$112,795.33
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,974,512.54

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.0477%
b. Prior Monthly Period:	4.0869%
c. Second Prior Monthly Period:	4.0659%
2. Three Month Average Base Rate:	4.0669%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.9054%
b. Prior Monthly Period:	17.5915%
c. Second Prior Monthly Period:	17.1598%
4. Three Month Average Series Adjusted Portfolio Yield:	17.8856%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,804,529,569.15	909,091,000.00	895,438,569.15
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	30,914,325.40	15,574,106.11	15,340,219.29
Collections of Principal Receivables	544,819,239.65	274,470,574.41	270,348,665.24
Defaulted Amount	5,150,627.61	2,594,797.72	2,555,829.89

Ending Invested Amount / Transferor Amount	1,771,455,002.06	909,091,000.00	862,364,002.06

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	1.02900%	1.32900%	4.02900%
Monthly Interest Due	731,733.33	59,066.67	211,624.57	1,002,424.57
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	731,733.33	59,066.67	211,624.57	1,002,424.57
Investor Default Amount	2,283,421.77	142,713.86	168,662.09	2,594,797.72
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,348,488.43	285,113.86	478,771.66	5,112,373.95

Reallocated Investor Finance Charge Collections				15,541,527.68
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9245%
Base Rate				3.1588%
Excess Spread Percentage				13.7665%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	731,733.33	59,066.67	211,624.57	1,002,424.57
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	731,733.33	59,066.67	211,624.57	1,002,424.57
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.91
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.91
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.18
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.18
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$10,640,778.30
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$211,624.57
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,429,153.73

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$13,676,542.99
a. Class A Monthly Interest:	$731,733.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,283,421.77
e. Excess Spread:	$10,661,387.89
2. Class B Available Funds:	$854,783.94
a. Class B Monthly Interest:	$59,066.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$795,717.27
3. Collateral Available Funds:	$1,010,200.75
a. Excess Spread:	$1,010,200.75
4. Total Excess Spread:	$12,467,305.91

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2008-5 Allocable Principal Collections:	$544,819,239.65
3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections:	$274,470,574.41
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$274,470,574.41
6. Shared Principal Collections from other Series allocated to Series 2008-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,594,797.72
8. Available Principal Collections (total of items 5., 6. & 7.):	$277,065,372.13

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$59,091,000.00
2. Required Collateral Invested Amount:	$59,091,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$277,065,372.13

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5.
1. Excess Spread:	$12,467,305.91
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$142,713.86
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$211,624.57
9. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
10. Collateral Default Amount treated as Available Principal Collections:	$168,662.09
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,429,153.73

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5.
1. Excess Spread:	$12,467,305.91
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$142,713.86
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$211,624.57
10. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
11. Collateral Default Amount treated as Available Principal Collections:	$168,662.09
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,429,153.73

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.1588%
b. Prior Monthly Period:	3.1980%
c. Second Prior Monthly Period:	3.1770%
2. Three Month Average Base Rate:	3.1779%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.9245%
b. Prior Monthly Period:	16.7026%
c. Second Prior Monthly Period:	16.2708%
4. Three Month Average Series Adjusted Portfolio Yield:	16.9660%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,045,143,523.88	1,534,091,000.00	1,511,052,523.88
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	52,167,921.98	26,281,302.99	25,886,618.99
Collections of Principal Receivables	919,382,429.44	463,169,075.45	456,213,353.99
Defaulted Amount	8,691,683.74	4,378,720.97	4,312,962.77

Ending Invested Amount / Transferor Amount	2,989,330,194.18	1,534,091,000.00	1,455,239,194.18

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	1.42900%	3.22900%	4.72900%
Monthly Interest Due	1,714,800.00	242,175.00	419,161.75	2,376,136.75
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,714,800.00	242,175.00	419,161.75	2,376,136.75
Investor Default Amount	3,853,274.22	240,829.64	284,617.11	4,378,720.97
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,818,074.22	623,629.64	869,972.19	9,311,676.05

Reallocated Investor Finance Charge Collections				26,910,872.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.4861%
Base Rate				3.6677%
Excess Spread Percentage				13.7665%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,714,800.00	242,175.00	419,161.75	2,376,136.75
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,714,800.00	242,175.00	419,161.75	2,376,136.75
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.27
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.27
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.87
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.87
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$18,018,357.96
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$419,161.75
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,599,196.21

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$23,681,566.18
a. Class A Monthly Interest:	$1,714,800.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,853,274.22
e. Excess Spread:	$18,113,491.96
2. Class B Available Funds:	$1,480,097.89
a. Class B Monthly Interest:	$242,175.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,237,922.89
3. Collateral Available Funds:	$1,749,208.19
a. Excess Spread:	$1,749,208.19
4. Total Excess Spread:	$21,100,623.04

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2008-6 Allocable Principal Collections:	$919,382,429.44
3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections:	$463,169,075.45
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$463,169,075.45
6. Shared Principal Collections from other Series allocated to Series 2008-6:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,378,720.97
8. Available Principal Collections (total of items 5., 6. & 7.):	$467,547,796.42

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$99,716,000.00
2. Required Collateral Invested Amount:	$99,716,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$467,547,796.42

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6.
1. Excess Spread:	$21,100,623.04
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$240,829.64
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$419,161.75
9. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections:	$284,617.11
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,599,196.21

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6.
1. Excess Spread:	$21,100,623.04
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$240,829.64
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$419,161.75
10. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections:	$284,617.11
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,599,196.21

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.6677%
b. Prior Monthly Period:	3.7070%
c. Second Prior Monthly Period:	3.6860%
2. Three Month Average Base Rate:	3.6869%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.4861%
b. Prior Monthly Period:	17.2116%
c. Second Prior Monthly Period:	16.7798%
4. Three Month Average Series Adjusted Portfolio Yield:	17.4925%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,184,224,576.77	596,592,000.00	587,632,576.77
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	20,287,561.11	10,220,524.80	10,067,036.31
Collections of Principal Receivables	357,538,244.05	180,121,625.81	177,416,618.24
Defaulted Amount	3,380,105.21	1,702,838.94	1,677,266.27
Ending Invested Amount / Transferor Amount	1,162,519,354.59	596,592,000.00	565,927,354.59

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 - October 16, 2011	1.52900%	1.32900%	4.97900%
Monthly Interest Due	713,533.33	38,763.09	171,627.24	923,923.66
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	713,533.33	38,763.09	171,627.24	923,923.66
Investor Default Amount	1,498,495.52	93,657.40	110,686.02	1,702,838.94
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,087,028.85	187,108.82	346,944.93	3,621,082.60

Reallocated Investor Finance Charge Collections				10,465,226.56
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.4859%
Base Rate				3.6675%
Excess Spread Percentage				13.7665%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	713,533.33	38,763.09	171,627.24	923,923.66
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	713,533.33	38,763.09	171,627.24	923,923.66
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.36
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.36
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.18
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.18
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,015,771.20
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$171,627.24
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,844,143.96

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,209,382.53
a. Class A Monthly Interest:	$713,533.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,498,495.52
e. Excess Spread:	$6,997,353.68
2. Class B Available Funds:	$575,595.18
a. Class B Monthly Interest:	$38,763.09
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$536,832.09
3. Collateral Available Funds:	$680,248.85
a. Excess Spread:	$680,248.85
4. Total Excess Spread:	$8,214,434.62

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2008-7 Allocable Principal Collections:	$357,538,244.05
3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections:	$180,121,625.81
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$180,121,625.81
6. Shared Principal Collections from other Series allocated to Series 2008-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,702,838.94
8. Available Principal Collections (total of items 5., 6. & 7.):	$181,824,464.75

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$38,779,000.00
2. Required Collateral Invested Amount:	$38,779,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$181,824,464.75

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7.
1. Excess Spread:	$8,214,434.62
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$93,657.40
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$171,627.24
9. Applied to unpaid Monthly Servicing Fee:	$994,320.00
10. Collateral Default Amount treated as Available Principal Collections:	$110,686.02
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,844,143.96

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7.
1. Excess Spread:	$8,214,434.62
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$93,657.40
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$171,627.24
10. Applied to unpaid Monthly Servicing Fee:	$994,320.00
11. Collateral Default Amount treated as Available Principal Collections:	$110,686.02
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,844,143.96

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.6675%
b. Prior Monthly Period:	3.7067%
c. Second Prior Monthly Period:	3.6857%
2. Three Month Average Base Rate:	3.6867%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.4859%
b. Prior Monthly Period:	17.2113%
c. Second Prior Monthly Period:	16.7796%
4. Three Month Average Series Adjusted Portfolio Yield:	17.4922%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,240,613,954.73	625,000,000.00	615,613,954.73
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	21,253,596.58	10,707,196.88	10,546,399.70
Collections of Principal Receivables	374,563,189.80	188,698,501.04	185,864,688.76
Defaulted Amount	3,541,056.13	1,783,923.25	1,757,132.88

Ending Invested Amount / Transferor Amount	1,217,875,192.13	625,000,000.00	592,875,192.13

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	1.82900%	1.32900%	5.97900%
Monthly Interest Due	894,177.78	40,608.33	215,908.33	1,150,694.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	894,177.78	40,608.33	215,908.33	1,150,694.44
Investor Default Amount	1,569,852.46	98,115.78	115,955.01	1,783,923.25
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,380,696.91	196,015.78	399,571.67	3,976,284.36

Reallocated Investor Finance Charge Collections				11,146,326.83
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.8539%
Base Rate				4.0011%
Excess Spread Percentage				13.7665%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	894,177.78	40,608.33	215,908.33	1,150,694.44
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	894,177.78	40,608.33	215,908.33	1,150,694.44
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.63
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.63
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.18
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.18
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,385,950.80
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$215,908.33
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,170,042.47

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,808,767.61
a. Class A Monthly Interest:	$894,177.78
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,569,852.46
e. Excess Spread:	$7,344,737.37
2. Class B Available Funds:	$613,047.98
a. Class B Monthly Interest:	$40,608.33
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$572,439.65
3. Collateral Available Funds:	$724,511.24
a. Excess Spread:	$724,511.24
4. Total Excess Spread:	$8,641,688.26

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2008-9 Allocable Principal Collections:	$374,563,189.80
3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections:	$188,698,501.04
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$188,698,501.04
6. Shared Principal Collections from other Series allocated to Series 2008-9:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,783,923.25
8. Available Principal Collections (total of items 5., 6. & 7.):	$190,482,424.29

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$40,625,000.00
2. Required Collateral Invested Amount:	$40,625,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$190,482,424.29

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9.
1. Excess Spread:	$8,641,688.26
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$98,115.78
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$215,908.33
9. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$115,955.01
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,170,042.47

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9.
1. Excess Spread:	$8,641,688.26
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$98,115.78
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$215,908.33
10. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$115,955.01
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,170,042.47

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.0011%
b. Prior Monthly Period:	4.0403%
c. Second Prior Monthly Period:	4.0193%
2. Three Month Average Base Rate:	4.0202%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.8539%
b. Prior Monthly Period:	17.5449%
c. Second Prior Monthly Period:	17.1131%
4. Three Month Average Series Adjusted Portfolio Yield:	17.8373%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	2,406,040,748.85	1,212,122,000.00	1,193,918,748.85
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	41,219,123.20	20,765,486.24	20,453,636.96
Collections of Principal Receivables	726,426,052.39	365,960,967.16	360,465,085.23
Defaulted Amount	6,867,507.26	3,459,732.19	3,407,775.07

Ending Invested Amount / Transferor Amount	2,361,941,301.81	1,212,122,000.00	1,149,819,301.81

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 - October 16, 2011	1.57900%	6.22900%	13.72912%
Monthly Interest Due	1,403,555.56	402,681.32	1,701,129.74	3,507,366.62
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,403,555.56	402,681.32	1,701,129.74	3,507,366.62
Investor Default Amount	2,854,277.20	207,583.02	397,871.97	3,459,732.19
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,924,499.43	731,476.01	2,331,326.71	8,987,302.15

Reallocated Investor Finance Charge Collections				22,892,848.10
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.1786%
Base Rate				4.1760%
Excess Spread Percentage				14.8454%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	1,403,555.56	402,681.32	1,701,129.74	3,507,366.62
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,403,555.56	402,681.32	1,701,129.74	3,507,366.62
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.40
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.40
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$5.54
2. The amount of the distribution in respect of Class B Monthly Interest:	$5.54
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$15,606,675.69
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest, including Collateral Senior Minimum Monthly Interest:	$1,701,129.74
3. The amount of the distribution in respect of Collateral Additional Interest, including Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,905,545.95

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$18,886,587.41
a. Class A Monthly Interest:	$1,403,555.56
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,854,277.20
e. Excess Spread:	$14,628,754.65
2. Class B Available Funds:	$1,373,564.84
a. Class B Monthly Interest:	$402,681.32
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$970,883.52
3. Collateral Available Funds:	$2,632,695.85
a. Excess Spread:	$2,632,695.85
4. Total Excess Spread:	$18,232,334.02

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2009-1 Allocable Principal Collections:	$726,426,052.39
3. Principal Allocation Percentage of Series 2009-1 Allocable Principal Collections:	$365,960,967.16
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$365,960,967.16
6. Shared Principal Collections from other Series allocated to Series 2009-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,459,732.19
8. Available Principal Collections (total of items 5., 6. & 7.):	$369,420,699.35

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$139,395,000.00
2. Required Collateral Invested Amount:	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$369,420,699.35

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-1.
1. Excess Spread:	$18,232,334.02
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$207,583.02
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$611,317.09
9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections:	$397,871.97
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to Collateral Minimum Monthly Interest, excluding amount applied to Collateral Senior Minimum Monthly Interest(s):	$1,089,812.65
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,905,545.95

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.1760%
b. Prior Monthly Period:	4.2163%
c. Second Prior Monthly Period:	4.1964%
2. Three Month Average Base Rate:	4.1962%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.1786%
b. Prior Monthly Period:	18.7453%
c. Second Prior Monthly Period:	18.3136%
4. Three Month Average Series Adjusted Portfolio Yield:	19.0792%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,007,555,898.52	1,515,155,000.00	1,492,400,898.52
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	51,523,989.01	25,956,900.62	25,567,088.39
Collections of Principal Receivables	908,034,063.75	457,451,963.75	450,582,100.00
Defaulted Amount	8,584,398.24	4,324,672.38	4,259,725.86

Ending Invested Amount / Transferor Amount	2,952,431,498.76	1,515,155,000.00	1,437,276,498.76

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 — October 16, 2011	1.47900%	3.72900%	5.47900%
Monthly Interest Due	1,643,333.33	301,303.20	479,643.84	2,424,280.37
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,643,333.33	301,303.20	479,643.84	2,424,280.37
Investor Default Amount	3,567,846.51	259,453.80	497,372.07	4,324,672.38
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,294,513.17	712,257.00	1,267,440.91	9,274,211.08

Reallocated Investor Finance Charge Collections				26,656,172.20
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.5505%
Base Rate				3.7261%
Excess Spread Percentage				13.7665%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,643,333.33	301,303.20	479,643.84	2,424,280.37
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,643,333.33	301,303.20	479,643.84	2,424,280.37
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.31
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.31
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.31
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.31
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$17,861,604.97
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$479,643.84
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,381,961.13

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$21,991,291.49
a. Class A Monthly Interest:	$1,643,333.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,567,846.51
e. Excess Spread:	$16,780,111.65
2. Class B Available Funds:	$1,599,206.72
a. Class B Monthly Interest:	$301,303.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,297,903.52
3. Collateral Available Funds:	$3,065,674.00
a. Excess Spread:	$3,065,674.00
4. Total Excess Spread:	$21,143,689.17

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2009-2 Allocable Principal Collections:	$908,034,063.75
3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections:	$457,451,963.75
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$457,451,963.75
6. Shared Principal Collections from other Series allocated to Series 2009-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,324,672.38
8. Available Principal Collections (total of items 5., 6. & 7.):	$461,776,636.13

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$174,255,000.00
2. Required Collateral Invested Amount:	$174,255,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$461,776,636.13

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2.
1. Excess Spread:	$21,143,689.17
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$259,453.80
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$479,643.84
9. Applied to unpaid Monthly Servicing Fee:	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections:	$497,372.07
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,381,961.13

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.7261%
b. Prior Monthly Period:	3.7664%
c. Second Prior Monthly Period:	3.7465%
2. Three Month Average Base Rate:	3.7463%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.5505%
b. Prior Monthly Period:	17.2710%
c. Second Prior Monthly Period:	16.8403%
4. Three Month Average Series Adjusted Portfolio Yield:	17.5539%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,515,155,000.00
2. Monthly Interest:	$3,449,970.44
3. Monthly Interest previously due but not paid:	$0.02
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,518,604,970.46

Series 2010-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,045,135,232.02	1,030,304,000.00	1,014,831,232.02
Beginning Adjusted Invested Amount	N/A	1,030,304,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	35,036,264.92	17,650,668.44	17,385,596.48
Collections of Principal Receivables	617,462,324.33	311,066,912.66	306,395,411.67
Defaulted Amount	5,837,382.87	2,940,773.22	2,896,609.65

Ending Invested Amount / Transferor Amount	2,007,650,691.12	1,030,304,000.00	977,346,691.12

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	September 13, 2011	September 13, 2011	September 13, 2011
Coupon September 15, 2011 - October 16, 2011	0.47900%	0.82900%	1.42900%
Monthly Interest Due	361,911.11	45,553.00	85,066.78	492,530.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	361,911.11	45,553.00	85,066.78	492,530.89
Investor Default Amount	2,426,135.62	176,445.71	338,191.89	2,940,773.22
Investor Monthly Fees Due	1,416,666.67	103,030.00	197,476.67	1,717,173.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,204,713.40	325,028.71	620,735.34	5,150,477.45

Reallocated Investor Finance Charge Collections				16,970,194.95
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1384%
Base Rate				2.4463%
Excess Spread Percentage				13.7665%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00
Distributions of Interest	361,911.11	45,553.00	85,066.78	492,530.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	361,911.11	45,553.00	85,066.78	492,530.89
Ending Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.43
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.43
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.74
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.74
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$11,904,784.28
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$85,066.78
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,819,717.50

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,000,397.66
a. Class A Monthly Interest:	$361,911.11
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,426,135.62
e. Excess Spread:	$11,212,350.93
2. Class B Available Funds:	$1,018,207.74
a. Class B Monthly Interest:	$45,553.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$972,654.74
3. Collateral Available Funds:	$1,951,589.55
a. Excess Spread:	$1,951,589.55
4. Total Excess Spread:	$14,136,595.22

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2010-1 Allocable Principal Collections:	$617,462,324.33
3. Principal Allocation Percentage of Series 2010-1 Allocable Principal Collections:	$311,066,912.66
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$311,066,912.66
6. Shared Principal Collections from other Series allocated to Series 2010-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,940,773.22
8. Available Principal Collections (total of items 5., 6. & 7.):	$314,007,685.88

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$118,486,000.00
2. Required Collateral Invested Amount:	$118,486,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$314,007,685.88

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2010-1.
1. Excess Spread:	$14,136,595.22
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$176,445.71
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$85,066.78
9. Applied to unpaid Monthly Servicing Fee:	$1,717,173.34
10. Collateral Default Amount treated as Available Principal Collections:	$338,191.89
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,819,717.50

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4463%
b. Prior Monthly Period:	2.4867%
c. Second Prior Monthly Period:	2.4667%
2. Three Month Average Base Rate:	2.4666%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1384%
b. Prior Monthly Period:	15.9912%
c. Second Prior Monthly Period:	15.5605%
4. Three Month Average Series Adjusted Portfolio Yield:	16.2300%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,030,304,000.00
2. Monthly Interest:	$1,052,521.26
3. Monthly Interest previously due but not paid:	$0.02
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,031,356,521.24

Series 2009-D-II Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,465,427,098.20	738,257,000.00	727,170,098.20
Beginning Adjusted Invested Amount	N/A	738,257,000.00	N/A
Floating Allocation Percentage	N/A	50.3783%	49.6217%
Principal Allocation Percentage	N/A	50.3783%	49.6217%
Collections of Finance Charge Receivables	25,104,986.33	12,647,460.88	12,457,525.45
Collections of Principal Receivables	442,438,234.90	222,892,782.85	219,545,452.05
Defaulted Amount	4,182,735.16	2,107,190.13	2,075,545.03

Ending Invested Amount / Transferor Amount	1,438,567,817.14	738,257,000.00	700,310,817.14

B. Monthly Period Funding Requirements			Total
LIBOR Determination Date			September 13, 2011
Coupon September 15, 2011 — October 16, 2011			20.22900%
Monthly Interest Due			13,274,845.20
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			13,274,845.20
Investor Default Amount			2,107,190.13
Investor Monthly Fees Due			1,230,428.33
Investor Additional Amounts Due			0.00
Total Due			16,612,463.66

Investor Finance Charge Collections			12,647,460.88

C. Certificates — Balances and Distributions			Total
Beginning Certificates Balance			738,257,000.00
Distributions of Interest			13,274,845.20
Distributions of Principal			26,250,000.00
Total Distributions			39,524,845.20
Ending Certificates Balance			712,007,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$53.54
(2) The amount of the distribution in respect of Monthly Interest	$17.98
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$35.56

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00
F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-4	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2005-7	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2006-3	26,250,000.00	26,250,000.00	0.00	0.00	0.00	0.00
2007-1	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-5	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-7	60,000,000.00	0.00	0.00	0.00	0.00	60,000,000.00
2007-8	80,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00

Series 2009-D-II Invested Amount	738,257,000.00	26,250,000.00	0.00	0.00	0.00	712,007,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.
1. Available Funds	$12,647,460.88
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$2,107,190.13
d. Monthly Interest	$10,540,270.75
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread:	$0.00

H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	50.3783%
2. Series 2009-D-II Allocable Principal Collections:	$442,438,234.90
3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$222,892,782.85
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$222,892,782.85
6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00
7. Other amounts treated as Available Principal
Collections:	$2,107,190.13
8. Available Principal Collections (total of items 5., 6. & 7.):	$224,999,972.98

I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	$0.00

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$26,250,000.00
3. Treated as Shared Principal Collections:	$198,749,972.98

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.
1. Excess Spread:	$0.00
2. Excess Finance Charge Collections:	$3,965,002.78
3. Applied to fund Required Amount:	$2,734,574.45
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$1,230,428.33
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-I Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
	Referenced	Series	portion of	Scheduled	reductions of
	Series	Shortfall	Reallocated	Partial	Scheduled Partial
	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount
2004-2	0.00	0.00	0.00	0.00	0.00
2005-2	0.00	0.00	0.00	0.00	0.00
2005-4	0.00	0.00	0.00	0.00	0.00
2005-7	0.00	0.00	0.00	0.00	0.00
2006-3	0.00	0.00	0.00	26,250,000.00	0.00
2007-1	0.00	0.00	0.00	0.00	0.00
2007-2	0.00	0.00	0.00	0.00	0.00
2007-5	0.00	0.00	0.00	0.00	0.00
2007-7	0.00	0.00	0.00	0.00	0.00
2007-8	0.00	0.00	0.00	0.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-4	0.00	0.00	0.00	0.00	0.00
2008-5	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
2008-7	0.00	0.00	0.00	0.00	0.00
2008-9	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series	0.00	0.00	0.00	26,250,000.00	0.00

M. Application of Funds from Series 2009-D-I:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00